5. EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Exploration Abandonment and Impairment Expense	$ 263,937	$ 583,776
USA, Horsethief
Accumulated expense on advancing property	223,045
USA, Bellview
Accumulated expense on advancing property	95,291
USA, BP
Accumulated expense on advancing property	248,975
Others - East Walker
Accumulated expense on advancing property	21,221
Canada, Haldane
Accumulated expense on advancing property	471,424
Canada, KRL
Accumulated expense on advancing property	21,545
Canada, Others
Accumulated expense on advancing property	1,197,974
Peru, Yanac
Accumulated expense on advancing property	$ 419,219